Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	15.05%	5.83%	3.51%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	16.10%	5.97%	3.51%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	20.08%	6.28%	3.51%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	21.65%	6.80%	3.87%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	22.53%	7.54%	4.51%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	22.22%	7.35%	4.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	22.07%	7.09%	4.12%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Average Annual Return, Percent	21.10%	6.29%	3.51%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.08%	6.28%	3.51%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	15.07%	4.79%	2.56%